Non-cash items (Details) - USD ($) $ in Thousands	6 Months Ended
	Feb. 28, 2026	Feb. 28, 2025
Non-cash Items
Depreciation	$ 3,141	$ 1,515
Change in fair value of derivative financial instruments (Note 12)	(30,521)	1,658
Share-based compensation expense (Note 15)	1,080	1,513
Accretion of provision for reclamation	71	71
Deferred income tax expense (Note 8)	2,444	1,708
Accretion of lease liabilities (Note 10)	182	158
Deferred revenue (Note 9)	(3,495)	1,068
Accretion of deferred revenue (Note 9)	87	196
Foreign exchange (gain)/losses	(413)	72
Financing costs expensed (Note 5)		953
VAT impaired		20
Others	108
Total non-cash items	$ 33,726	$ 5,616